Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jul. 15, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000240250
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 10,704	$ 11,247	$ 11,550	$ 11,920	$ 11,957	$ 11,569	$ 11,550	$ 10,830	$ 10,659	$ 10,982	$ 10,688	$ 10,261	$ 10,650	$ 10,205	$ 9,153	$ 9,409	$ 9,598	$ 10,015	$ 9,826	$ 10,000
C000240251
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,162	11,740	12,070	12,450	12,500	12,100	12,090	11,340	11,170	11,520	11,220	10,770	11,190	10,730	9,630	9,910	10,110	10,560	10,370	10,000
C000240252
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,133,610			1,261,512			1,222,466			1,162,394			1,125,349			994,000			1,037,000	1,000,000
C000240249
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 5,668,101	5,957,196	6,117,389	6,307,619	6,327,643	6,122,395	6,112,383	5,726,918	5,636,809	5,807,014	5,651,827	5,421,549	5,626,797	5,390,000	4,835,000	4,970,000	5,065,000	5,285,000	5,185,000	5,000,000
C000146359
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 13,724	13,780	13,638	13,803	13,652	13,473	13,247	13,169	13,010	13,114	12,983	13,016	12,915	12,619	12,260	12,337	12,412	12,384	12,305	12,211	$ 12,219	$ 12,211	$ 12,162	$ 12,222	$ 11,912	$ 11,868	$ 11,657	$ 11,645	$ 11,856	$ 11,900	$ 11,689	$ 11,946	$ 11,961	$ 12,066	$ 12,180	$ 12,294	$ 12,393	$ 12,340	$ 12,404	$ 12,425	$ 12,392	$ 12,378	$ 12,357	$ 12,318	$ 12,274	$ 12,227	$ 12,157	$ 12,075	$ 11,960	$ 11,819	$ 11,517	$ 11,431	$ 11,399	$ 11,264	$ 11,131	$ 10,910	$ 10,722	$ 10,452	$ 11,555	$ 11,588	$ 11,516	$ 11,459	$ 11,426	$ 11,384	$ 11,356	$ 11,328	$ 11,291	$ 11,237	$ 11,206	$ 11,138	$ 11,069	$ 10,973	$ 10,787	$ 10,842	$ 10,849	$ 10,884	$ 10,875	$ 10,853	$ 10,801	$ 10,799	$ 10,778	$ 10,781	$ 10,770	$ 10,785	$ 10,774	$ 10,746	$ 10,749	$ 10,717	$ 10,704	$ 10,697	$ 10,672	$ 10,633	$ 10,599	$ 10,557	$ 10,535	$ 10,498	$ 10,440	$ 10,398	$ 10,380	$ 10,347	$ 10,301	$ 10,238	$ 10,127	$ 10,099	$ 10,032	$ 9,888	$ 9,733	$ 9,777	$ 9,826	$ 9,851	$ 9,864	$ 9,817	$ 9,868	$ 9,900		$ 9,905	$ 9,938	$ 9,917	$ 9,867	$ 9,840	$ 9,701	$ 10,000
C000146360
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,360	13,224	13,097	13,264	13,127	12,962	12,753	12,686	12,532	12,649	12,531	12,569	12,480	12,201	11,862	11,944	12,024	12,005	11,935	11,843	11,867	11,867	11,826	11,891	11,597	11,561	11,363	11,358	11,571	11,622	11,423	11,681	11,703	11,813	11,933	12,050	12,147	12,111	12,181	12,210	12,185	12,179	12,166	12,135	12,099	12,061	11,999	11,925	11,819	11,687	11,396	11,318	11,293	11,166	11,042	10,822	10,642	10,388	11,491	11,523	11,466	11,417	11,391	11,356	11,335	11,315	11,277	11,230	11,206	11,153	11,091	11,001	10,814	10,875	10,896	10,939	10,928	10,913	10,869	10,880	10,866	10,875	10,878	10,892	10,888	10,866	10,876	10,849	10,843	10,849	10,829	10,791	10,763	10,728	10,715	10,677	10,632	10,596	10,584	10,557	10,516	10,457	10,351	10,322	10,266	10,126	9,967	10,024	10,082	10,114	10,133	10,091	10,150	10,190		10,208	10,241	10,226	10,184	10,159	10,022	10,000
C000146362
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,461,989	1,467,739	1,452,344	1,469,710	1,453,206	1,433,761	1,409,422	1,400,850	1,383,564	1,394,413	1,380,209	1,383,389	1,372,416	1,340,542	1,302,146	1,310,013	1,317,810	1,314,558	1,305,827	1,295,635	1,296,168	1,295,158	1,289,603	1,295,771	1,262,579	1,257,623	1,235,026	1,233,422	1,255,609	1,260,098	1,237,371	1,264,415	1,265,714	1,276,695	1,288,531	1,300,307	1,309,679	1,304,692	1,311,170	1,313,180	1,309,340	1,307,588	1,305,160	1,300,740	1,295,815	1,290,588	1,282,878	1,274,030	1,261,596	1,247,198	1,214,256	1,205,708	1,201,255	1,187,551	1,172,503	1,148,945	1,128,848	1,100,094	1,216,318	1,219,594	1,211,717	1,205,504	1,201,741	1,196,944	1,193,820	1,190,642	1,186,495	1,180,616	1,177,074	1,169,524	1,162,815	1,151,689	1,131,841	1,137,475	1,137,920	1,141,404	1,140,221	1,137,625	1,132,020	1,131,518	1,129,099	1,129,196	1,127,828	1,129,183	1,126,991	1,124,541	1,123,830	1,120,222	1,119,224	1,118,009	1,114,691	1,110,127	1,105,392	1,101,322	1,098,656	1,093,679	1,087,973	1,083,248	1,080,934	1,077,104	1,071,813	1,064,827	1,052,905	1,048,873	1,042,146	1,026,835	1,010,287	1,014,540	1,019,322	1,021,439	1,023,067	1,017,150	1,022,742	1,025,039		1,025,908	1,028,066	1,026,066	1,020,540	1,017,282	1,002,468	1,000,000
C000213138
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 7,350,320	7,373,339	7,300,621	7,387,396	7,299,507	7,201,296	7,078,497	7,039,910	6,947,736	7,001,725	6,934,728	6,945,415	6,894,568	6,734,046	6,540,712	6,579,703	6,618,349	6,601,521	6,557,212	6,500,726	6,502,939	6,501,950	6,473,541	6,503,981	6,336,969	6,306,695	6,197,361	6,184,535	6,299,648	6,317,264	6,202,816	6,338,036	6,343,303	6,402,184	6,461,130	6,515,503	6,566,355	6,540,817	6,572,704	6,578,053	6,558,443	6,549,114	6,536,569	6,514,248	6,489,216	6,462,661	6,423,632	6,383,071	6,316,225	6,243,557	6,078,296	6,035,034	6,016,442	5,943,484	5,871,859	5,749,251	5,648,149	5,508,131	6,085,238	6,101,295	6,061,519	6,029,959	6,010,723	5,987,019	5,974,931	5,954,644	5,933,484	5,903,946	5,885,369	5,847,621	5,814,077	5,758,445	5,659,206	5,687,377	5,689,598	5,707,018	5,701,104	5,688,124	5,660,098	5,657,592	5,645,497	5,645,978	5,639,141	5,645,915	5,634,953	5,622,705	5,619,152	5,601,108	5,596,120	5,590,044	5,573,455	5,550,634	5,526,962	5,506,612	5,493,280	5,468,396	5,439,864	5,416,240	5,404,670	5,385,519	5,359,064	5,324,136	5,264,524	5,244,363	5,210,728	5,134,176	5,051,434	5,072,699	5,096,612	5,107,192	5,115,336	5,085,751	5,113,712	5,125,195		5,129,539	5,140,329	5,130,328	5,102,698	5,086,410	5,012,338	5,000,000
C000014074
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 11,540	11,693	11,506	11,694	11,582	11,486	11,375	11,190	11,222	11,334	11,344	11,338	11,355	11,101	10,467	10,594	10,873	11,001	10,970	10,887	11,001	11,020	10,803	11,057	10,763	10,740	10,298	10,364	10,722	10,946	10,698	10,824	10,712	11,011	11,345	11,411	11,724	11,721	11,634	11,659	11,761	11,801	11,700	11,676	11,646	11,559	11,522	11,740	11,703	11,658	11,501	11,545	11,552	11,629	11,451	11,424	11,065	11,200	11,596	11,434	11,212	11,181	11,169	11,179	11,263	11,068	10,981	10,940	10,790	10,749	10,593	10,537	10,468	10,365	10,263	10,335	10,377	10,367	10,351	10,359	10,263	10,295	10,260	10,287	10,412	10,300	10,329	10,310	10,354	10,287	10,233	10,249	10,092	10,024	9,981	9,933	9,916	9,760	10,156	10,261	10,334	10,307	10,339	10,192	10,153	10,068	10,009	10,043	9,959	9,863	9,804	9,768	9,716	9,688		9,631	9,628	9,669	9,721	9,706	9,817	10,000
C000160651
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,286	11,310	11,135	11,325	11,224	11,137	11,037	10,865	10,902	11,018	11,034	11,035	11,059	10,818	10,206	10,337	10,616	10,748	10,724	10,650	10,768	10,793	10,587	10,843	10,561	10,545	10,125	10,189	10,547	10,775	10,537	10,668	10,565	10,866	11,203	11,274	11,592	11,596	11,517	11,550	11,658	11,704	11,619	11,595	11,572	11,493	11,463	11,687	11,657	11,620	11,471	11,522	11,536	11,621	11,450	11,430	11,078	11,220	11,624	11,469	11,253	11,229	11,225	11,242	11,333	11,144	11,063	11,028	10,885	10,849	10,699	10,649	10,587	10,488	10,392	10,471	10,526	10,523	10,513	10,520	10,430	10,469	10,439	10,473	10,607	10,500	10,543	10,529	10,573	10,518	10,469	10,485	10,336	10,273	10,236	10,192	10,175	10,028	10,439	10,553	10,635	10,610	10,651	10,511	10,477	10,396	10,341	10,378	10,303	10,211	10,149	10,115	10,073		$ 10,000
C000160653
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,225,899	1,241,709	1,221,580	1,241,268	1,229,143	1,218,679	1,205,938	1,186,928	1,189,994	1,201,639	1,202,371	1,201,494	1,203,019	1,175,908	1,107,960	1,121,889	1,151,175	1,164,356	1,160,852	1,151,916	1,163,614	1,165,393	1,142,233	1,168,797	1,137,583	1,134,901	1,088,152	1,094,078	1,132,295	1,155,684	1,128,491	1,142,315	1,130,327	1,161,458	1,197,140	1,203,042	1,235,759	1,235,200	1,225,754	1,228,173	1,238,603	1,242,473	1,232,420	1,229,638	1,226,190	1,216,803	1,211,891	1,234,563	1,231,099	1,225,425	1,208,714	1,213,040	1,214,299	1,221,387	1,203,225	1,199,387	1,161,564	1,175,493	1,216,670	1,199,482	1,175,960	1,172,472	1,171,763	1,171,833	1,180,371	1,159,713	1,150,317	1,145,788	1,129,919	1,125,274	1,108,708	1,102,597	1,095,112	1,084,164	1,072,662	1,080,601	1,084,762	1,083,518	1,080,911	1,081,537	1,071,248	1,073,653	1,069,783	1,072,443	1,085,139	1,073,352	1,076,722	1,074,611	1,078,126	1,070,830	1,064,838	1,066,181	1,049,493	1,042,151	1,038,103	1,032,086	1,030,072	1,014,219	1,054,356	1,064,916	1,072,173	1,069,012	1,072,093	1,056,577	1,052,140	1,043,126	1,036,638	1,039,819	1,031,465	1,020,639	1,014,203	1,010,290	1,004,566	1,001,435		995,434	995,164	999,339	1,004,755	1,003,212	1,014,708	1,000,000
C000241884
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 20,737	22,257	20,153	20,652	20,531	20,100	19,146	19,358	18,805	20,084	19,380	18,495	18,805	17,562	16,088	16,937	18,020	18,615	18,066	17,020	17,765	17,727	17,862	17,990	16,576	17,201	16,620	15,170	16,526	17,380	16,017	17,136	17,560	18,952	19,088	18,579	19,992	18,744	19,306	18,365	19,098	19,041	18,946	18,927	18,902	18,214	17,614	16,635	16,818	15,638	14,084	13,781	14,400	13,865	13,209	13,129	12,429	11,202	13,577	14,798	14,908	14,732	14,275	14,281	14,257	14,542	14,307	13,414	13,966	13,426	13,455	12,763	11,636	12,916	12,571	13,779	13,795	13,358	13,110	12,959	12,317	12,274	12,123	12,582	12,242	12,217	11,815	11,713	11,255	11,408	11,299	11,058	11,123	11,058	10,987	10,681	10,610	10,338	9,648	9,903	9,937	9,850	9,580	9,591	9,356	9,417	8,754	8,655	9,191	9,669	9,576	9,285	9,720	10,175		10,213	10,188	9,808	10,061	9,800	9,201	10,000
C000241883
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 20,292	21,797	19,747	20,250	20,139	19,729	18,807	19,030	18,499	19,766	19,086	18,229	18,546	17,332	15,882	16,732	17,813	18,413	17,887	16,861	17,610	17,582	17,730	17,868	16,473	17,102	16,535	15,105	16,465	17,328	15,977	17,110	17,538	18,942	19,090	18,593	20,023	18,785	19,353	18,425	19,166	19,129	19,039	19,032	19,024	18,343	17,744	16,771	16,966	15,784	14,227	13,927	14,564	14,034	13,376	13,304	12,602	11,365	13,781	15,033	15,148	14,984	14,532	14,546	14,532	14,830	14,596	13,696	14,266	13,723	13,765	13,056	11,915	13,236	12,892	14,135	14,160	13,723	13,479	13,329	12,680	12,642	12,493	12,973	12,630	12,614	12,210	12,110	11,642	11,806	11,704	11,462	11,537	11,474	11,410	11,098	11,035	10,751	10,044	10,315	10,354	10,276	10,000	10,018	9,771	9,846	9,160	9,063	9,632	10,134	10,043	9,742	10,205	10,691		10,734	10,715	10,329	10,596	10,329	9,704	10,000
C000241882
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,243,120	2,407,194	2,179,687	2,233,632	2,219,560	2,172,651	2,069,452	2,091,343	2,031,143	2,169,524	2,092,906	1,996,744	2,030,362	1,895,699	1,735,652	1,826,552	1,943,091	2,006,799	1,947,753	1,835,098	1,914,345	1,909,683	1,923,668	1,938,430	1,784,598	1,852,170	1,789,045	1,632,346	1,777,905	1,869,994	1,722,206	1,842,516	1,887,817	2,037,090	2,051,201	1,996,244	2,147,745	2,013,396	2,072,479	1,971,382	2,049,502	2,042,937	2,032,434	2,029,808	2,026,526	1,953,001	1,888,010	1,782,975	1,802,013	1,675,396	1,508,307	1,475,531	1,541,725	1,484,288	1,413,577	1,404,659	1,329,489	1,198,260	1,451,799	1,581,754	1,593,221	1,574,271	1,525,595	1,525,595	1,522,514	1,552,676	1,527,652	1,431,831	1,489,812	1,432,441	1,435,493	1,361,033	1,240,798	1,376,369	1,339,853	1,467,939	1,469,625	1,422,435	1,396,031	1,379,739	1,311,202	1,306,146	1,289,854	1,338,729	1,301,652	1,299,082	1,256,098	1,244,954	1,196,132	1,212,052	1,200,182	1,174,479	1,181,298	1,173,955	1,166,086	1,133,564	1,125,696	1,096,241	1,023,192	1,049,893	1,053,419	1,044,351	1,015,132	1,016,230	990,701	997,084	926,880	916,080	973,028	1,022,938	1,012,792	981,914	1,027,790	1,075,430		1,079,400	1,076,312	1,036,171	1,062,638	1,034,407	971,328	1,000,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 11,684	11,700	12,136	12,701	11,906	11,717	11,682	11,239	11,176	11,126	10,857	10,364	10,869	10,460	9,685	10,076	10,347	11,026	10,380	10,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 11,684	11,700	12,136	12,701	11,906	11,717	11,682	11,239	11,176	11,126	10,857	10,364	10,869	10,460	9,685	10,076	10,347	11,026	10,380	10,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 1,168,412			1,270,110			1,168,213			1,112,593			1,086,853			1,007,607			1,037,970	1,000,000
EATON VANCE Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 5,842,058	5,850,092	6,068,121	6,350,550	5,953,036	5,858,449	5,841,065	5,619,415	5,587,854	5,562,964	5,428,449	5,181,932	5,434,265	5,229,809	4,842,281	5,038,033	5,173,327	5,512,924	5,189,849	5,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,473	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088		10,030	10,143	10,161	10,173	10,131	10,190	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,473	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088		10,030	10,143	10,161	10,173	10,131	10,190	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,187,525	1,205,735	1,193,156	1,220,886	1,204,368	1,186,895	1,160,553	1,150,040	1,131,288	1,158,357	1,147,094	1,161,014	1,163,799	1,121,254	1,072,965	1,089,347	1,115,957	1,122,718	1,121,603	1,123,349	1,135,118	1,128,225	1,102,365	1,130,134	1,096,132	1,099,867	1,060,331	1,072,095	1,120,364	1,150,267	1,122,056	1,144,935	1,138,670	1,182,784	1,215,392	1,232,192	1,259,812	1,260,662	1,259,141	1,260,171	1,271,025	1,271,874	1,259,230	1,250,116	1,245,366	1,234,981	1,249,522	1,265,856	1,273,862	1,269,479	1,253,126	1,257,621	1,259,892	1,267,199	1,245,324	1,235,019	1,223,591	1,199,562	1,223,460	1,205,411	1,184,158	1,182,396	1,182,633	1,178,824	1,183,953	1,157,756	1,154,320	1,138,221	1,121,048	1,119,481	1,099,625	1,098,427	1,083,488	1,066,798	1,062,021	1,070,981	1,075,589	1,070,316	1,068,081	1,069,632	1,063,831	1,070,977	1,065,602	1,075,803	1,086,256	1,081,488	1,083,127	1,081,828	1,085,649	1,076,363	1,071,028	1,071,937	1,063,730	1,054,976	1,055,330	1,047,250	1,043,568	1,040,477	1,064,402	1,071,510	1,071,256	1,070,102	1,061,356	1,042,994	1,042,180	1,035,127	1,022,595	1,015,382	1,004,296	1,009,338	1,013,032	1,009,805	1,005,867	1,008,840		1,002,999	1,014,320	1,016,097	1,017,278	1,013,096	1,019,035	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 5,937,626	6,028,677	5,965,782	6,104,430	6,021,838	5,934,477	5,802,767	5,750,201	5,656,438	5,791,783	5,735,470	5,805,070	5,818,996	5,606,270	5,364,827	5,446,736	5,579,786	5,613,591	5,608,016	5,616,745	5,675,588	5,641,127	5,511,824	5,650,671	5,480,658	5,499,337	5,301,657	5,360,473	5,601,821	5,751,334	5,610,280	5,724,674	5,693,348	5,913,922	6,076,960	6,160,958	6,299,060	6,303,310	6,295,705	6,300,855	6,355,125	6,359,369	6,296,149	6,250,581	6,226,830	6,174,906	6,247,612	6,329,278	6,369,312	6,347,394	6,265,631	6,288,106	6,299,459	6,335,995	6,226,618	6,175,094	6,117,953	5,997,808	6,117,301	6,027,056	5,920,791	5,911,981	5,913,163	5,894,120	5,919,767	5,788,782	5,771,602	5,691,106	5,605,241	5,597,407	5,498,123	5,492,137	5,417,442	5,333,988	5,310,107	5,354,903	5,377,947	5,351,581	5,340,405	5,348,161	5,319,154	5,354,884	5,328,011	5,379,016	5,431,280	5,407,442	5,415,637	5,409,142	5,428,246	5,381,814	5,355,141	5,359,685	5,318,649	5,274,882	5,276,650	5,236,248	5,217,840	5,202,385	5,322,010	5,357,552	5,356,279	5,350,508	5,306,778	5,214,969	5,210,899	5,175,637	5,112,975	5,076,911	5,021,479	5,046,691	5,065,162	5,049,023	5,029,336	5,044,199		5,014,997	5,071,599	5,080,487	5,086,388	5,065,481	5,095,176	5,000,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,494	12,679	12,464	12,648	12,524	12,426	12,314	12,128	12,164	12,316	12,317	12,301	12,364	12,083	11,362	11,459	11,805	11,978	11,931	11,812	11,916	11,943	11,684	11,954	11,620	11,587	11,069	11,162	11,608	11,868	11,562	11,755	11,583	11,912	12,311	12,355	12,703	12,683	12,576	12,613	12,704	12,751	12,646	12,611	12,574	12,469	12,393	12,593	12,513	12,438	12,253	12,290	12,287	12,345	12,140	12,041	11,670	11,818	12,263	12,107	11,893	11,857	11,828	11,806	11,902	11,717	11,623	11,581	11,423	11,380	11,203	11,144	11,060	10,929	10,809	10,876	10,947	10,919	10,893	10,884	10,760	10,799	10,759	10,791	10,920	10,807	10,865	10,839	10,894	10,812	10,725	10,764	10,596	10,519	10,496	10,424	10,356	10,236	10,632	10,745	10,799	10,784	10,778	10,609	10,580	10,503	10,470	10,453	10,330	10,258	10,217	10,177	10,104	10,084		10,011	10,021	10,048	10,101	10,072	10,177	10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,462	12,646	12,431	12,615	12,492	12,394	12,282	12,096	12,132	12,284	12,285	12,269	12,332	12,052	11,332	11,430	11,775	11,947	11,900	11,782	11,884	11,912	11,653	11,923	11,590	11,557	11,040	11,133	11,577	11,837	11,532	11,724	11,552	11,881	12,279	12,323	12,670	12,650	12,543	12,580	12,671	12,718	12,613	12,579	12,541	12,437	12,361	12,560	12,481	12,405	12,221	12,258	12,255	12,313	12,109	12,010	11,640	11,788	12,231	12,076	11,862	11,826	11,797	11,776	11,871	11,686	11,593	11,550	11,393	11,351	11,174	11,115	11,031	10,901	10,781	10,848	10,919	10,891	10,864	10,855	10,732	10,771	10,731	10,763	10,892	10,779	10,837	10,810	10,866	10,784	10,697	10,736	10,568	10,492	10,469	10,397	10,329	10,209	10,604	10,717	10,771	10,756	10,750	10,581	10,553	10,476	10,443	10,426	10,303	10,231	10,191	10,150	10,077		$ 10,000
EATON VANCE Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,249,421	1,267,880	1,246,350	1,264,793	1,252,414	1,242,614	1,231,391	1,212,801	1,216,369	1,231,622	1,231,661	1,230,081	1,236,396	1,208,312	1,136,186	1,145,938	1,180,538	1,197,781	1,193,061	1,181,229	1,191,554	1,194,283	1,168,360	1,195,390	1,162,011	1,158,694	1,106,919	1,116,202	1,160,752	1,186,762	1,156,213	1,175,465	1,158,259	1,191,207	1,231,116	1,235,543	1,270,315	1,268,269	1,257,563	1,261,251	1,270,420	1,275,099	1,264,611	1,261,148	1,257,396	1,246,937	1,239,294	1,259,303	1,251,329	1,243,752	1,225,262	1,228,954	1,228,693	1,234,486	1,214,038	1,204,128	1,167,004	1,181,836	1,226,318	1,210,706	1,189,337	1,185,717	1,182,759	1,180,643	1,190,184	1,171,702	1,162,335	1,158,058	1,142,310	1,138,033	1,120,323	1,114,357	1,105,996	1,092,911	1,080,947	1,087,644	1,094,732	1,091,927	1,089,284	1,088,355	1,076,033	1,079,887	1,075,916	1,079,140	1,091,996	1,080,701	1,086,519	1,083,873	1,089,412	1,081,184	1,072,507	1,076,367	1,059,551	1,051,919	1,049,640	1,042,402	1,035,574	1,023,558	1,063,211	1,074,483	1,079,873	1,078,418	1,077,760	1,060,883	1,058,021	1,050,298	1,046,982	1,045,337	1,033,012	1,025,805	1,021,742	1,017,696	1,010,377	1,008,397		1,001,145	1,002,059	1,004,835	1,010,134	1,007,226	1,017,724	1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365		10,194	10,368	10,226	10,180	10,285	9,722	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,951	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365		10,194	10,368	10,226	10,180	10,285	9,722	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,260,361	3,363,157	3,153,381	3,176,709	3,112,328	3,046,020	2,990,431	2,900,635	2,769,771	2,897,256	2,806,718	2,662,591	2,633,405	2,500,760	2,287,459	2,349,748	2,467,274	2,515,839	2,428,776	2,273,527	2,264,715	2,240,841	2,182,483	2,234,714	2,090,721	2,220,753	2,110,589	1,950,626	2,149,993	2,233,339	2,041,783	2,228,191	2,231,182	2,451,154	2,374,146	2,435,494	2,587,747	2,489,706	2,528,189	2,368,050	2,479,291	2,410,547	2,370,461	2,313,415	2,302,902	2,190,009	2,114,229	2,050,147	2,059,307	1,970,651	1,756,917	1,795,673	1,863,526	1,737,643	1,644,276	1,607,525	1,525,921	1,347,463	1,562,308	1,701,625	1,703,486	1,655,680	1,595,050	1,561,437	1,534,505	1,566,437	1,543,493	1,442,198	1,541,983	1,482,773	1,461,433	1,411,782	1,300,182	1,433,607	1,405,458	1,517,171	1,514,664	1,463,277	1,416,276	1,407,074	1,368,443	1,363,261	1,391,188	1,444,429	1,372,105	1,358,527	1,318,490	1,290,333	1,259,613	1,257,191	1,233,926	1,222,890	1,210,501	1,197,805	1,196,991	1,154,069	1,132,748	1,111,068	1,063,475	1,086,993	1,085,287	1,082,526	1,041,203	1,039,067	1,020,804	1,014,517	947,787	948,092	1,004,788	1,025,843	1,020,188	945,507	973,886	1,036,456		1,019,406	1,036,751	1,022,607	1,018,003	1,028,458	972,168	1,000,000
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,914	11,866	11,821	11,776	11,725	11,670	11,618	11,570	11,515	11,466	11,415	11,368	11,320	11,267	11,217	11,167	11,116	11,066	11,022	10,972	10,929	10,895	10,848	10,813	10,779	10,740	10,706	10,689	10,662	10,645	10,640	10,638	10,630	10,629	10,625	10,624	10,625	10,624	10,623	10,623	10,623	10,622	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,611	10,610	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419	10,395	10,376	10,352	10,334	10,314	10,295	10,274	10,256	10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,104	10,095	10,087	10,077	10,069	10,060	10,055	10,048	10,047	10,042	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,015	10,013	10,008	10,006	10,005	10,002	10,001	10,002	10,002	10,000		10,001	10,001	10,001	10,000	10,000	10,000	10,000
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,914	11,866	11,821	11,776	11,725	11,670	11,618	11,570	11,515	11,466	11,415	11,368	11,320	11,267	11,217	11,167	11,116	11,066	11,022	10,972	10,929	10,895	10,848	10,813	10,779	10,740	10,706	10,689	10,662	10,645	10,640	10,638	10,630	10,629	10,625	10,624	10,625	10,624	10,623	10,623	10,623	10,622	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,611	10,610	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419	10,395	10,376	10,352	10,334	10,314	10,295	10,274	10,256	10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,104	10,095	10,087	10,077	10,069	10,060	10,055	10,048	10,047	10,042	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,015	10,013	10,008	10,006	10,005	10,002	10,001	10,002	10,002	10,000		10,001	10,001	10,001	10,000	10,000	10,000	10,000
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 1,191,418	1,186,620	1,182,103	1,177,630	1,172,543	1,166,961	1,161,757	1,157,039	1,151,513	1,146,593	1,141,467	1,136,810	1,131,973	1,126,721	1,121,685	1,116,697	1,111,603	1,106,607	1,102,218	1,097,196	1,092,916	1,089,487	1,084,821	1,081,292	1,077,916	1,074,029	1,070,576	1,068,899	1,066,245	1,064,527	1,063,982	1,063,750	1,063,018	1,062,868	1,062,541	1,062,404	1,062,452	1,062,377	1,062,306	1,062,349	1,062,291	1,062,249	1,062,195	1,062,235	1,062,213	1,062,197	1,062,120	1,062,030	1,061,930	1,061,813	1,061,718	1,061,608	1,061,482	1,061,401	1,061,191	1,061,054	1,061,037	1,060,954	1,057,864	1,056,303	1,054,893	1,053,390	1,052,077	1,050,058	1,048,226	1,046,080	1,044,187	1,041,881	1,039,509	1,037,557	1,035,246	1,033,406	1,031,373	1,029,478	1,027,370	1,025,596	1,024,023	1,022,180	1,020,581	1,018,867	1,017,314	1,015,986	1,014,564	1,013,605	1,012,396	1,011,272	1,010,433	1,009,531	1,008,667	1,007,723	1,006,866	1,006,019	1,005,511	1,004,837	1,004,663	1,004,247	1,003,803	1,003,377	1,003,202	1,002,951	1,002,456	1,002,278	1,001,988	1,001,611	1,001,533	1,001,263	1,000,805	1,000,561	1,000,531	1,000,202	1,000,142	1,000,215	1,000,190	1,000,041		1,000,087	1,000,064	1,000,055	1,000,033	1,000,032	1,000,032	1,000,000
EATON VANCE Index: ICE BofA US 3M Trsy Bill TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 5,957,088	5,933,098	5,910,515	5,888,149	5,862,716	5,834,804	5,808,784	5,785,193	5,757,563	5,732,965	5,707,336	5,684,050	5,659,864	5,633,605	5,608,426	5,583,486	5,558,017	5,533,034	5,511,089	5,485,982	5,464,581	5,447,435	5,424,104	5,406,458	5,389,580	5,370,143	5,352,881	5,344,493	5,331,226	5,322,635	5,319,909	5,318,749	5,315,088	5,314,341	5,312,703	5,312,021	5,312,260	5,311,883	5,311,528	5,311,746	5,311,456	5,311,245	5,310,977	5,311,173	5,311,064	5,310,984	5,310,600	5,310,151	5,309,650	5,309,063	5,308,592	5,308,041	5,307,410	5,307,004	5,305,953	5,305,271	5,305,184	5,304,771	5,289,322	5,281,513	5,274,467	5,266,948	5,260,387	5,250,288	5,241,132	5,230,402	5,220,933	5,209,406	5,197,545	5,187,787	5,176,230	5,167,030	5,156,866	5,147,390	5,136,849	5,127,982	5,120,116	5,110,902	5,102,905	5,094,336	5,086,571	5,079,930	5,072,818	5,068,026	5,061,979	5,056,361	5,052,163	5,047,654	5,043,333	5,038,613	5,034,328	5,030,094	5,027,557	5,024,186	5,023,316	5,021,235	5,019,016	5,016,885	5,016,008	5,014,754	5,012,281	5,011,390	5,009,940	5,008,055	5,007,663	5,006,315	5,004,024	5,002,806	5,002,653	5,001,008	5,000,710	5,001,073	5,000,950	5,000,203		5,000,435	5,000,319	5,000,276	5,000,167	5,000,160	5,000,160	5,000,000
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 23,347	25,250	22,987	23,203	22,862	22,921	21,336	21,661	20,796	22,289	21,405	20,301	20,846	18,828	17,273	18,390	19,478	20,274	19,314	17,798	18,115	18,355	19,070	19,528	17,753	18,876	18,111	16,526	18,265	18,764	17,005	18,801	18,738	20,483	20,162	19,938	21,748	21,057	21,974	20,947	21,627	21,147	21,524	21,273	21,229	20,413	20,083	18,853	18,402	17,100	14,705	14,443	14,827	14,184	13,641	13,258	12,346	10,778	13,765	15,025	15,336	15,018	14,400	14,130	13,884	14,462	14,313	13,365	14,389	13,902	14,017	13,385	12,003	13,480	13,230	14,725	14,952	14,337	14,065	13,964	13,337	13,305	13,179	13,744	13,337	13,292	12,870	12,673	12,123	12,225	12,100	11,805	11,938	11,847	11,855	11,576	11,418	11,200	10,322	10,759	10,708	10,623	10,096	10,100	9,892	9,748	8,998	8,936	9,710	10,122	9,927	9,402	9,842	10,461		10,481	10,554	10,333	10,517	10,379	9,795	10,000
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 23,347	25,250	22,987	23,203	22,862	22,921	21,336	21,661	20,796	22,289	21,405	20,301	20,846	18,828	17,273	18,390	19,478	20,274	19,314	17,798	18,115	18,355	19,070	19,528	17,753	18,876	18,111	16,526	18,265	18,764	17,005	18,801	18,738	20,483	20,162	19,938	21,748	21,057	21,974	20,947	21,627	21,147	21,524	21,273	21,229	20,413	20,083	18,853	18,402	17,100	14,705	14,443	14,827	14,184	13,641	13,258	12,346	10,778	13,765	15,025	15,336	15,018	14,400	14,130	13,884	14,462	14,313	13,365	14,389	13,902	14,017	13,385	12,003	13,480	13,230	14,725	14,952	14,337	14,065	13,964	13,337	13,305	13,179	13,744	13,337	13,292	12,870	12,673	12,123	12,225	12,100	11,805	11,938	11,847	11,855	11,576	11,418	11,200	10,322	10,759	10,708	10,623	10,096	10,100	9,892	9,748	8,998	8,936	9,710	10,122	9,927	9,402	9,842	10,461		10,481	10,554	10,333	10,517	10,379	9,795	10,000
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 2,334,673	$ 2,524,959	$ 2,298,725	$ 2,320,253	$ 2,286,216	$ 2,292,108	$ 2,133,592	$ 2,166,051	$ 2,079,550	$ 2,228,867	$ 2,140,526	$ 2,030,097	$ 2,084,622	$ 1,882,832	$ 1,727,339	$ 1,839,037	$ 1,947,819	$ 2,027,420	$ 1,931,398	$ 1,779,784	$ 1,811,548	$ 1,835,494	$ 1,906,978	$ 1,952,810	$ 1,775,306	$ 1,887,569	$ 1,811,110	$ 1,652,559	$ 1,826,539	$ 1,876,415	$ 1,700,472	$ 1,880,099	$ 1,873,773	$ 2,048,293	$ 2,016,236	$ 1,993,780	$ 2,174,800	$ 2,105,733	$ 2,197,405	$ 2,094,697	$ 2,162,718	$ 2,114,716	$ 2,152,419	$ 2,127,275	$ 2,122,878	$ 2,041,326	$ 2,008,296	$ 1,885,303	$ 1,840,211	$ 1,710,042	$ 1,470,493	$ 1,444,336	$ 1,482,670	$ 1,418,449	$ 1,364,094	$ 1,325,804	$ 1,234,611	$ 1,077,783	$ 1,376,474	$ 1,502,457	$ 1,533,595	$ 1,501,838	$ 1,440,033	$ 1,412,983	$ 1,388,370	$ 1,446,225	$ 1,431,337	$ 1,336,516	$ 1,438,889	$ 1,390,175	$ 1,401,720	$ 1,338,505	$ 1,200,315	$ 1,348,025	$ 1,323,037	$ 1,472,534	$ 1,495,188	$ 1,433,693	$ 1,406,480	$ 1,396,390	$ 1,333,676	$ 1,330,523	$ 1,317,873	$ 1,374,391	$ 1,333,714	$ 1,329,241	$ 1,286,962	$ 1,267,319	$ 1,212,335	$ 1,222,479	$ 1,209,950	$ 1,180,458	$ 1,193,804	$ 1,184,664	$ 1,185,505	$ 1,157,618	$ 1,141,774	$ 1,120,029	$ 1,032,217	$ 1,075,886	$ 1,070,753	$ 1,062,281	$ 1,009,627	$ 1,010,032	$ 989,177	$ 974,800	$ 899,841	$ 893,564	$ 970,987	$ 1,012,208	$ 992,710	$ 940,169	$ 984,199	$ 1,046,141		$ 1,048,088	$ 1,055,416	$ 1,033,267	$ 1,051,688	$ 1,037,911	$ 979,512	$ 1,000,000